ORGANIZATION, BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		142 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
Accounting Policies [Abstract]
Cumulative losses	$ (37,932)	$ (1,151,878)	$ (2,327,585)	$ (4,655,699)	$ (4,692,061)	$ (7,284,082)	$ (31,194,268)
Gross proceeds from sale of freely tradable securities			2,722,457
Cash proceeds from sale of investments			35,970
Proceeds from issuance of notes payable, the sale of common stock and the exercise of warrants			2,243,102
Proceeds from sale of tradable securities			$ 568,852